Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer	Dec. 31, 2021 USD ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 186,402	$ 203,300	$ 167,624
Number of customers individually representing more than 5 per cent of entity's revenues | customer	0	0	0
Threshold percentage for reporting individual customer revenue	5.00%	5.00%	5.00%
First-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 86,384	$ 81,728	$ 65,148
Commissions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	46,666	39,879	30,305
Fulfillment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,506	26,076	32,245
Value added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,278	32,237	25,248
Marketing and advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12,392	16,940	10,057
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,176	$ 6,440	$ 4,621